Expense Example - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774